Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
22.
RELATED PARTY TRANSACTIONS
a)
The table below sets forth the major related parties and their relationships with the Group:

Name of related parties	Relationship with the Group
Baidu and its subsidiaries (“Baidu Group”) Others	The Company’s controlling shareholder and its subsidiaries Equity investees that the Group or Baidu Group has significant influence over

The co-founder and executive chairman of PAGAC IV-4 (Cayman) Limited (“PAG”) ceased to be the director of the Company on December 3, 2025, hence the related party transactions with PAG for the year ended December 31, 2025 includes transactions that occurred from January 1, 2025 to December 3, 2025.

b)
The Group had the following related party transactions with the major related parties:

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In thousands)
Membership services revenues
Membership services revenue earned from memberships sold to Baidu Group	92,900	90,816	64,687	9,250
Online advertising revenues
Advertising services provided to Baidu Group	17,696	7,509	11,364	1,625
Advertising services provided to Others	178,913	63,876	85,655	12,249
Content distribution revenues
Content licensed to Others (i)	260,086	231,825	171,492	24,523
Other revenues
Others	91,970	56,675	47,349	6,771
Interest income
Loan due from PAG	17,624	121,212	212,312	30,360
Cost of revenues
License fees to Baidu Group	20,416	35,557	16,795	2,402
Bandwidth and cloud services fee to Baidu Group	550,748	575,347	506,150	72,378
Others (ii)	326,927	287,379	226,928	32,450
Selling, general and administrative
Advertising services provided by Baidu Group	116,068	112,686	85,029	12,159
Others	24,642	14,531	17,252	2,467

(i)
The transactions mainly represent revenues derived from content distributed to Investee B.
(ii)
The transactions mainly represent revenue sharing arrangements with various equity investees, pursuant to which the Group incurred revenue sharing cost for content uploaded or provided by the equity investees.

For the years ended December 31, 2023, 2024 and 2025, the Group purchased content and others from equity investees in an amount of RMB1,602.5 million, RMB1,745.7 million and RMB1,474.1 million (US$210.8 million), respectively. Except for the transaction disclosed above, other related party transactions were insignificant for each of the years presented.

c)
The Group had the following related party balances with the major related parties:

Except for the non-trade balances disclosed below, amounts due from/due to related parties as of December 31, 2024 and 2025 relate to transactions arising from the ordinary and usual course of business of the Group and were trade in nature.

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In thousands)
Amounts due from related parties, current:
Due from Baidu Group (i)	1,243	13,527	1,934
Loan due from PAG (ii)	41,010	—	—
Due from Others (iii)	240,870	208,154	29,766
	283,123	221,681	31,700
Amounts due from related parties, non-current:
Loan due from PAG (ii)	3,813,937	—	—
Due from Others (iv)	137,000	167,000	23,881
	3,950,937	167,000	23,881

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In thousands)
Amounts due to related parties, current:
Loans due to Baidu Group (v)	50,000	50,000	7,150
Due to Baidu Group (vi)	2,131,649	2,407,748	344,303
Deferred revenue in relation to services to be provided to an equity investee (vii)	21,186	21,186	3,030
Due to Others (viii)	1,036,201	1,238,349	177,081
	3,239,036	3,717,283	531,564
Amounts due to related parties, non-current:
Due to Baidu Group (vi)	3,178	2,667	381
Deferred revenue in relation to services to be provided to an equity investee (vii)	55,147	33,954	4,855
Due to Others	901	1,571	225
	59,226	38,192	5,461

(i)
The balance mainly represents amounts due from Baidu Group for membership services, online advertising services and other services.
(ii)
As of December 31, 2024, the balance represents a non-trade loan and interest receivables due from PAG with the principal of US$522.5 million at an interest rate of 6% per annum, due on the date which PAG and its affiliates cease to hold any portion of the PAG Notes (Note 14) in accordance with the facility agreements entered into in September 2023 and August 2024. In October 2025, the Group entered into another facility agreement with PAG which provided an additional loan facility of US$114.1 million, with an interest rate of 4.5% per annum due on the date which PAG and its affiliates cease to hold any portion of the PAG Notes. PAG released all remaining collateral secured by the Group under the PAG Notes, and pledged to the Group all the PAG Notes it held. As of December 31,2025, the balance is classified as “Prepayment and other assets” as a result of PAG ceasing to be a related party of the Group on December 3, 2025.
(iii)
The balance mainly represents amounts due from or advances made to equity investees for content distribution services and other services.
(iv)
The balance mainly represents prepayments for licensed copyrights to be received from the Group’s equity investees.
(v)
The total outstanding balance represents a non-trade interest-free loan of RMB50.0 million, which is due on demand.
(vi)
The balance mainly represents amounts owed to Baidu for bandwidth and cloud services provided to the Group.
(vii)
The balance represents deferred revenue in relation to licenses of intellectual property to be provided to Investee A.
(viii)
The balance mainly represents amounts owed to the Group’s equity investees for acquisition of content assets and advances made for online advertising services.